CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 21.	CONCENTRATION OF CREDIT RISK

As of December 31, 2011 and 2010, all of the Company’s cash balances in bank were maintained within the PRC where no rule or regulation currently in place to provide obligatory insurance for bank deposits in the event of bank failure.  However, the Company has not experienced any losses in such accounts and believes it is not exposed to such risks on its cash balances in bank.

For the years ended December 31, 2011 and 2010, all of the Company’s sales were generated in the PRC.  In addition, all accounts receivable as of December 31, 2011 and 2010 were due from customers located in the PRC.

No single customer accounted for greater than 10% of the Company’s consolidated gross revenue for the year ended December 31, 2011 or consolidated accounts receivable as of December 31, 2011. For the year ended December 31, 2010, one customer accounted for 18% of the Company’s consolidated gross revenue while no other single customer accounted for greater than 10%. The same customer accounted for 3% of the Company’s consolidated accounts receivable as of December 31, 2010 while no single customer accounted for greater than 10%.